Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Income Statement [Abstract]
Net sales	$ 448,492	$ 256,070	$ 1,077,743	$ 1,075,952	$ 1,296,796	$ 1,616,148
Cost of sales	270,666	130,072	544,681	456,533	458,158	609,651
Gross profit	177,826	125,998	533,062	619,419	838,638	1,006,497
Operating expenses
Employee costs	142,869	129,743	394,323	380,645	515,807	511,519
Selling, general and administrative expenses	201,461	218,480	541,774	601,714	873,570	509,895
Total operating expenses	344,330	348,223	936,097	982,359	1,389,377	1,021,414
Loss from operations	(166,504)	(222,225)	(403,035)	(362,940)	(550,739)	(14,917)
Other income (expense)
Interest expense	(206,458)	(190,399)	(612,219)	(561,099)	(790,589)	(768,899)
Gain on settlement of debt						194,709
Gain on forgiveness of debt	5,690		10,831			328,384
Gain on disposal of equipment					7,222
Impairment of investment					(52,000)
Gain (loss) on derivative valuation	(38,936)	(448,898)	(34,552)	(775,157)	(1,161,498)	(292,100)
Loss on disposal			(9,323)
Other income		250	6	250	250	1,124
Total other expense	(239,704)	(639,047)	(645,257)	(1,336,006)	(1,996,615)	(536,782)
Net loss from continuing operations	(406,208)	(861,272)	(1,048,292)	(1,698,946)	(2,547,354)	(551,699)
Loss from discontinued operations	(38,682)	(38,681)	(114,784)	(115,204)	(153,886)	20,831,526
Net loss before income tax	(444,890)	(899,953)	(1,163,076)	(1,814,150)	(2,701,240)	20,279,827
Income tax	25,012		25,012		74,364	8,533
Net loss	$ (419,878)	$ (899,953)	$ (1,138,064)	$ (1,814,150)	$ (2,626,876)	$ 20,288,360
Net loss from continuing operations per common share, basic	$ (0.08)	$ (0.17)	$ (0.21)	$ (0.34)	$ (0.50)	$ (0.11)
Net loss from continuing operations per common share, diluted	(0.08)	(0.17)	(0.21)	(0.34)	(0.50)	(0.11)
Net loss from discontinued operations per common share, basic	(0.01)	(0.01)	(0.02)	(0.02)	(0.03)	4.21
Net loss from discontinued operations per common share, diluted	(0.01)	(0.01)	(0.02)	(0.02)	(0.03)	4.21
Net loss per common share, basic	(0.09)	(0.18)	(0.23)	(0.36)	(0.53)	4.10
Net loss per common share, diluted	$ (0.09)	$ (0.18)	$ (0.23)	$ (0.36)	$ (0.53)	$ 4.10
Basic weighted average common shares outstanding	4,945,417	4,945,417	4,945,417	4,945,417	4,945,417	4,945,417
Diluted weighted average common shares outstanding	4,945,417	4,945,417	4,945,417	4,945,417	4,945,417	4,945,417